Long-term Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long-term Prepaid Expenses [Abstract]
Long-term deposits	$ 89	[1]	$ 109	[1]
Prepaid expenses	2,956	[2]	2,815	[2]
Deposits and long-term prepaid expenses, Total	$ 3,045		$ 2,924

[1]	Deposits in respect of operating leases of motor vehicles.
[2]	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.